5. NOTES PAYABLE - Dec. 2017 note (Details)	Dec. 31, 2017 USD ($)
Notes Payable - Dec. 2017 Note Details
2018	$ 54,376
2019	387,006
2020	418,465
2021	15,537
Maturities of debt	$ 875,384